STRADLEY, RONON, STEVENS & YOUNG, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8000

1933 Act Rule 497(j)

1933 Act File No. 33-33980

1940 Act File No. 811-06067

Direct Dial: (215) 564-8048

April 5, 2004

FILED VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attn: Filing Desk

Re:	Dimensional Investment Group Inc.
File Nos. 33-33980 and 811-06067
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those incorporated by reference in Post-Effective Amendment Nos. 42/43 to the Registration Statement of Dimensional Investment Group Inc., which was filed with the Securities and Exchange Commission electronically on March 29, 2004.

Please direct any questions or comments relating to this certification to me or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell